February 26, 2016
Great Lakes Bond Fund
Investor Class – GLBDX
Institutional Class Shares – GLBNX
A series of Managed Portfolio Series

Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”), each dated July 29, 2015

Based on a recommendation of Great Lakes Advisors, LLC (“the Adviser”), the Board of Trustees of Managed Portfolio Series has approved closing the Investor Class of the Great Lakes Bond Fund (the “Fund”) and converting Investor Class shares of the Fund to Institutional Class shares.  In addition, the Adviser has decided to lower the minimum initial investment of the Institutional Class.

Investor Class:  Share Class Conversion
Effective February 29, 2016, Investor Class shares will no longer be available for purchase.

After the close of business on March 30, 2016, the Fund will convert Investor Class shares into Institutional Class shares.  Prior to the conversion, shareholders of Investor Class shares may redeem their investments as described in the Fund’s Prospectus.  Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder.  Please consult your own tax advisor on this issue.

If shares are not redeemed prior to the conversion, each shareholder owning Investor Class shares of the Fund will own Institutional Class shares of the Fund equal to the aggregate value of the shareholder’s Investor Class shares.  The conversion will not be considered a taxable event for federal income tax purposes.

Institutional Class:  Minimum Initial Investment
Effective March 31, 2016, the minimum initial investment amount for the Institutional Class is reduced from $100,000 to $1,000.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at (855) 278-2020.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.

February 26, 2016

Great Lakes Disciplined Equity Fund
Investor Class – GLDEX
Institutional Class Shares – GLDNX
A series of Managed Portfolio Series

Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”), each dated July 29, 2015

Based on a recommendation of Great Lakes Advisors, LLC (“the Adviser”), the Board of Trustees of Managed Portfolio Series has approved closing the Investor Class of the Great Lakes Disciplined Equity Fund (the “Fund”) and converting Investor Class shares of the Fund to Institutional Class shares.  In addition, the Adviser has decided to lower the minimum initial investment of the Institutional Class.

Investor Class:  Share Class Conversion
Effective February 29, 2016, Investor Class shares will no longer be available for purchase.

After the close of business on March 30, 2016, the Fund will convert Investor Class shares into Institutional Class shares.  Prior to the conversion, shareholders of Investor Class shares may redeem their investments as described in the Fund’s Prospectus.  Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder.  Please consult your own tax advisor on this issue.

If shares are not redeemed prior to the conversion, each shareholder owning Investor Class shares of the Fund will own Institutional Class shares of the Fund equal to the aggregate value of the shareholder’s Investor Class shares.  The conversion will not be considered a taxable event for federal income tax purposes.

Institutional Class:  Minimum Initial Investment
Effective March 31, 2016, the minimum initial investment amount for the Institutional Class is reduced from $100,000 to $1,000.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at (855) 278-2020.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.

February 26, 2016

Great Lakes Large Cap Value Fund
Investor Class Shares – GLLVX
Institutional Class Shares – GLLIX
A series of Managed Portfolio Series
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”), each dated July 29, 2015

Based on a recommendation of Great Lakes Advisors, LLC (“the Adviser”), the Board of Trustees of Managed Portfolio Series has approved closing the Investor Class of the Great Lakes Large Cap Value Fund (the “Fund”) and converting Investor Class shares of the Fund to Institutional Class shares.  In addition, the Adviser has decided to lower the minimum initial investment of the Institutional Class.

Investor Class:  Share Class Conversion
Effective February 29, 2016, Investor Class shares will no longer be available for purchase.

After the close of business on March 30, 2016, the Fund will convert Investor Class shares into Institutional Class shares.  Prior to the conversion, shareholders of Investor Class shares may redeem their investments as described in the Fund’s Prospectus.  Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder.  Please consult your own tax advisor on this issue.

If shares are not redeemed prior to the conversion, each shareholder owning Investor Class shares of the Fund will own Institutional Class shares of the Fund equal to the aggregate value of the shareholder’s Investor Class shares.  The conversion will not be considered a taxable event for federal income tax purposes.

Institutional Class:  Minimum Initial Investment
Effective March 31, 2016, the minimum initial investment amount for the Institutional Class is reduced from $100,000 to $1,000.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at (855) 278-2020.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.